Restructuring - Net Restructuring Expense by Type (Detail) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net Restructuring Expense by Type
Restructuring, Staff related		€ 1	€ (46)	€ (3)	€ (45)
of which [Abstract]
Termination Payments		0	(47)	(5)	(45)
Retention Acceleration		1	0	1	0
Social Security		0	0	1	0
Restructuring, Non Staff related	[1]	(1)	0	(1)	0
Total Net Restructuring Charges		€ 0	€ (46)	€ (5)	€ (45)

[1]	Contract costs, mainly related to real estate